Significant Accounting Policies - Narrative (Details)			3 Months Ended	12 Months Ended
		Jan. 31, 2013 shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) facility		Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Allowance for doubtful accounts				$ 1,549,000	$ 663,000
Allowance for doubtful accounts, write-off			$ 8,236,000
Line of Credit Facility [Line Items]
Amortization of debt financing costs				1,866,000	2,293,000		$ 1,264,000
Accelerated amortization of financing costs				349,000	662,000
Equity method investment in PropX	[1]			10,232,000	0	[2]
Carrying value of long-term debt				201,205,000
Property, Plant and Equipment [Line Items]
Impairment of idled administrative and transload facilities				0	6,186,000		0
Impairment of goodwill			$ 33,745,000	33,745,000	0		0
Impairment of intangible assets				0	$ 18,606,000		$ 0
Proppant Express Investments, LLC
Line of Credit Facility [Line Items]
Equity method investment in PropX				$ 10,232,000
Class B Units | Hi-Crush Augusta LLC
Line of Credit Facility [Line Items]
Business acquisition, number of shares issued (in units) | shares		3,750,000
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets				1 year
Long-term Supply Agreements, expiration year				2017
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets				20 years
Long-term Supply Agreements, expiration year				2021
Transload facilities and equipment
Property, Plant and Equipment [Line Items]
Number of idled facilities | facility					5
Rail spurs and asset retirement obligations
Property, Plant and Equipment [Line Items]
Number of idled facilities | facility					3
Term Loan Credit Facility | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Unamortized debt issuance costs in long-term debt				$ 3,538,000	$ 4,354,000
Fair value of the senior secured term loan				191,531,000
Carrying value of long-term debt				194,500,000	196,500,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Unamortized debt issuance costs in other assets				913,000	1,541,000
Carrying value of long-term debt				$ 0	$ 52,500,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.